Stock-Based Comp (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation assumptions used in the option valuation models
The assumptions used in the option valuation models are outlined in the following table:

	Year Ended December 31,
	2012	2011	2010
Weighted average grant date fair value per share	$95.25	$123.29	$47.15
Weighted average assumptions used:
Expected volatility	45%	45%	45%
Expected life (in years)	6.47	6.50	6.63
Risk-free interest rate	1.70%	2.36%	3.23%
Expected dividend yield	—%	—%	—%
The assumptions used in the model are outlined in the following table:

	Prior to Re-pricing	After Re-pricing
Weighted average grant date fair value per share	$21.43	$36.74
Weighted average assumptions used:
Expected volatility	45%	45%
Expected life (in years)	5.97	4.97
Risk free interest rate	3.01%	2.60%
Expected dividend yield	—%	—%

Stock option activity
The following table summarizes stock option activity during the years ended December 31, 2012, 2011 and 2010 (shares in thousands):

	Year Ended		Year Ended		Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of period	84	$193.91	91	$193.13	92	$392.07
Granted	45	$258.37	1	$258.37	91	$193.13
Exercised	—	$—	(8)	$193.13	—	$—
Cancelled	—	$—	—	$—	(91)	$392.09
Forfeited	—	$—	—	$—	(1)	$389.42
Outstanding at end of period(1)	129	$216.62	84	$193.91	91	$193.13
Options exercisable at end of period(2)	80	$193.29	76	$193.13	62	$193.13
Available for grant at end of period	15		12		13

(1)	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.

(2)	Exercisable stock options at December 31, 2012 have a weighted average remaining contractual term of 4.4 years.